Mutual Funds	Supplement

Nuveen Fixed-Income & Real Estate Securities Select Funds

Nuveen Core Impact Bond Fund

Nuveen Green Bond Fund

SUPPLEMENT NO. 1
dated September 3, 2024 to the Statutory Prospectus dated August 1, 2024

The following is hereby added after the final paragraph of the “Principal investment strategies” section beginning on page 32 of the Statutory Prospectus in the “Summary information” section for the Nuveen Core Impact Bond Fund:

The Fund may also seek exposure to Regulation S fixed-income securities through investment in a Cayman Islands exempted company that is wholly owned and controlled by the Fund (the “Regulation S Subsidiary”). Regulation S securities are securities of U.S. and non- U.S. issuers that are issued through private placement offerings without registration with the Securities and Exchange Commission (“SEC”) pursuant to Regulation S under the Securities Act of 1933. The Regulation S Subsidiary is advised by Advisors and has the same investment objective as the Fund. The Regulation S Subsidiary may invest without limitation in Regulation S securities.

The Fund may also seek exposure to certain bonds or fixed-income securities that are sold subject to selling restrictions generally designed to restrict the purchase of such bonds to non-U.S. persons (as defined for applicable U.S. federal income tax purposes) (“TEFRA Bonds”) through investment of up to 25% of its total assets in a separate Cayman Islands exempted company that is wholly owned and controlled by the Fund (the “TEFRA Bond Subsidiary”). The TEFRA Bond Subsidiary is advised by Advisors and has the same investment objective as the Fund. The TEFRA Bond Subsidiary may invest without limitation in TEFRA Bonds.

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The following is hereby added after “Downgrade Risk” in the “Principal investment risks” section beginning on page 35 of the Statutory Prospectus in the “Summary information” section for the Nuveen Core Impact Bond Fund:

•	Regulation S Securities Risk—The risk that Regulation S securities may be less liquid than publicly traded securities. Regulation S securities may not be subject to the disclosure and other investor protection requirements that would be applicable to publicly traded securities. As a result, Regulation S securities may involve a high degree of business and financial risk and may result in losses.

•	Risks of Investments in the Fund’s TEFRA Bond Subsidiary—The Fund may seek exposure to TEFRA Bonds through investment of up to 25% of its total assets in the TEFRA Bond Subsidiary. Under the applicable U.S. Treasury regulations, income from the TEFRA Bond Subsidiary will only be considered qualifying income under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), if certain conditions are met. The tax treatment of the investments in the TEFRA Bond Subsidiary could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

•	Risks of Investments in the Fund’s Wholly Owned Subsidiaries—Neither the Regulation S Subsidiary nor the TEFRA Bond Subsidiary (together with the Regulation S Subsidiary, the “Subsidiaries”) is registered under the Investment Company Act of 1940 (the “1940 Act”), and the Subsidiaries are not subject to its investor protections (except as otherwise noted in the Prospectus). As an investor in the Subsidiaries, the Fund does not have all of the protections offered to investors by the 1940 Act. However, the Subsidiaries are wholly owned and controlled by the Fund and managed by Advisors. Therefore, the Fund’s ownership and control of the Subsidiaries make it unlikely that the Subsidiaries would take actions contrary to the interests of the Fund or its shareholders.

The following hereby replaces in its entirety the “Annual Fund Operating Expenses” table in the “Fees and expenses” section beginning on page 64 of the Statutory Prospectus in the “Summary information” section for the Nuveen Green Bond Fund:

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	Class A	Class I	Premier Class	Class R6	Retirement Class
Management fees	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution (Rule 12b-1) fees	0.25%	—	0.15%	—	—
Other expenses[1]	0.32%	0.35%	0.26%	0.26%	0.51%
Total annual Fund operating expenses	0.97%	0.75%	0.81%	0.66%	0.91%
Waivers and expense reimbursements[2]	(0.21)%	(0.21)%	(0.21)%	(0.21)%	(0.21)%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.76%	0.54%	0.60%	0.45%	0.70%
[1]	Restated to reflect estimates for the current fiscal year.
[2]	Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.80% of average daily net assets for Class A shares; (ii) 0.60% of average daily net assets for Class I shares; (iii) 0.60% of average daily net assets for Premier Class shares; (iv) 0.45% of average daily net assets for Class R6 shares; and (v) 0.70% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least July 31, 2025, unless changed with approval of the Board of Trustees.

The following hereby replaces in its entirety the table in the “Example” sub-section of the “Fees and expenses” section on page 65 of the Statutory Prospectus in the “Summary information” section for the Nuveen Green Bond Fund:

	Class A	Class I	Premier Class	Class R6	Retirement Class
1 year	$450	$55	$61	$46	$72
3 years	$652	$219	$238	$190	$269
5 years	$871	$396	$429	$347	$483
10 years	$1,502	$911	$982	$803	$1,100

The following is hereby added after the final paragraph of the “Principal investment strategies” section beginning on page 66 of the Statutory Prospectus in the “Summary information” section for the Nuveen Green Bond Fund:

The Fund may also seek exposure to Regulation S fixed-income securities through investment in a Cayman Islands exempted company that is wholly owned and controlled by the Fund (the “Subsidiary”). Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private placement offerings without registration with the Securities and Exchange Commission (“SEC”) pursuant to Regulation S under the Securities Act of 1933. The Subsidiary is advised by Advisors and has the same investment objective as the Fund. The Subsidiary may invest without limitation in Regulation S securities.

The following is hereby added after “Call Risk” in the “Principal investment risks” section beginning on page 68 of the Statutory Prospectus in the “Summary information” section for the Nuveen Green Bond Fund:

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•	Regulation S Securities Risk—The risk that Regulation S securities may be less liquid than publicly traded securities. Regulation S securities may not be subject to the disclosure and other investor protection requirements that would be applicable to publicly traded securities. As a result, Regulation S securities may involve a high degree of business and financial risk and may result in losses.

•	Risks of Investments in the Fund’s Wholly Owned Subsidiary—The Subsidiary is not registered under the Investment Company Act of 1940 (the “1940 Act”), and the Subsidiary is not subject to its investor protections (except as otherwise noted in the Prospectus). As an investor in the Subsidiary, the Fund does not have all of the protections offered to investors by the 1940 Act. However, the Subsidiary is wholly owned and controlled by the Fund and managed by Advisors. Therefore, the Fund’s ownership and control of the Subsidiary make it unlikely that the Subsidiary would take actions contrary to the interests of the Fund or its shareholders.

The following is hereby added after “Prepayment Risk” in the “Additional information about investment strategies and risks of the Funds—Additional information on principal investment risks of the Funds” sub-section beginning on page 152 of the Statutory Prospectus:

•	Regulation S Securities Risk—The risk that Regulation S securities may be less liquid than publicly traded securities as a result of legal or contractual restrictions on resale. Regulation S securities may be resold in privately negotiated transactions but the price realized in such resales could be less than the amount originally paid. Further, because Regulation S securities are not publicly traded, they may not be subject to the same disclosure and other investor protection requirements that would be applicable to publicly traded securities. As a result, Regulation S securities may involve a high degree of business and financial risk and may result in losses.

•	Risks of Investments in the Core Impact Bond Fund’s TEFRA Bond Subsidiary—The Core Impact Bond Fund may also seek exposure to TEFRA Bonds through investment of up to 25% of its total assets in the TEFRA Bond Subsidiary. Under the applicable U.S. Treasury regulations, the Fund’s income inclusion with respect to a subsidiary will generally be treated as qualifying income under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), if either (A) there is a distribution out of the earnings and profits of the subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Fund’s business of investing
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in stock, securities, or currencies. The tax treatment of the Fund’s investments in the TEFRA Bond Subsidiary could affect whether income derived from such investments is qualifying income, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

•	Risks of Investments in the Core Impact Bond Fund’s and Green Bond Fund’s Wholly Owned Subsidiaries—The Funds, through their investment in the Core Impact Bond Fund’s Regulation S Subsidiary, the Green Bond Fund’s Subsidiary (together with the Core Impact Bond Fund’s Regulation S Subsidiary, the “Regulation S Subsidiaries”) and the Core Impact Bond Fund’s TEFRA Bond Subsidiary (together with the Regulation S Subsidiaries, the “Subsidiaries”), are indirectly exposed to the risks associated with the Subsidiaries’ investments. There can be no assurance that the investment objective of the Funds or the Subsidiaries will be achieved. Further, the Subsidiaries are not registered under the 1940 Act and, therefore, are not subject to the investor protections (except as otherwise noted in the Prospectus) of the 1940 Act. As an investor in a Subsidiary, a Fund does not have all of the protections offered to investors by the 1940 Act. However, each Subsidiary is wholly owned and controlled by the applicable Fund and managed by Advisors. Therefore, the Funds’ ownership and control of the Subsidiaries make it unlikely that the Subsidiaries would take actions contrary to the interests of the Funds’ shareholders. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Funds to invest in the Subsidiaries as described in this Prospectus and in the Funds’ SAI and could adversely affect the Funds.

The following is hereby added prior to the “Management of the Funds—Portfolio management teams” sub-section on page 183 of the Statutory Prospectus:

Information about the Core Impact Bond Fund’s and Green Bond Fund’s Subsidiaries

The Core Impact Bond Fund and Green Bond Fund may each invest in its applicable Regulation S Subsidiary, and the Regulation S Subsidiaries are each a Cayman Islands exempted company that is wholly owned and controlled by the applicable Fund, to gain exposure to Regulation S securities. The Funds invest in the Regulation S Subsidiaries to obtain exposure to certain Regulation S securities not eligible for investment by the Funds until the expiration of the applicable Regulation S security restricted period. Each Fund is the sole shareholder of its applicable Regulation S Subsidiary and it is

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currently expected that shares of the Regulation S Subsidiaries will not be sold or offered to other investors.

The Core Impact Bond Fund may also invest up to 25% of its total assets in the TEFRA Bond Subsidiary, a Cayman Islands exempted company that is wholly owned and controlled by the Fund, to gain exposure to certain TEFRA Bonds. TEFRA Bonds are sold subject to selling restrictions generally designed to restrict the purchasers of such bonds to non-U.S. persons (as defined for applicable U.S. federal income tax purposes). As the TEFRA Bond Subsidiary will elect to be a corporation from a U.S. federal income tax perspective, the TEFRA Bond Subsidiary will generally be viewed as a non-U.S. person for such purposes. The Fund invests in the TEFRA Bond Subsidiary to provide the Fund exposure to TEFRA Bonds, within the selling restrictions that apply to the sale of such bonds. The Fund is the sole shareholder of the TEFRA Bond Subsidiary and it is currently expected that shares of the TEFRA Bond Subsidiary will not be sold or offered to other investors.

The Subsidiaries have each entered into an investment management agreement with Advisors for the management of the Subsidiaries’ portfolios. Under these agreements, Advisors provides the Subsidiaries with the same type of management services, under the same terms, as are provided to the Funds. The investment management agreements with the Subsidiaries provide for their automatic termination upon the termination of the applicable Fund’s Management Agreement. Advisors is not compensated by the Subsidiaries for the services it provides to the Subsidiaries. As described in more detail in this Prospectus, Advisors receives a management fee from the Funds based on the average daily net assets of the Funds, which includes any amounts invested in the Subsidiaries. The Funds will bear the operating expenses of the Subsidiaries, subject to the Fund’s expense reimbursement arrangements. The Subsidiaries have also entered into separate contracts for the provision of custody and transfer agency services with the same service providers as those engaged by the Funds.

In managing the Subsidiaries’ portfolios, Advisors is subject to the same investment policies and restrictions that apply to the management of the Funds. However, unlike the Funds, the Regulation S Subsidiaries may invest without limitation in Regulation S securities and the TEFRA Bond Subsidiary may invest without limitation in TEFRA Bonds.

While there are no limitations on the ability of the Funds to invest in the Subsidiaries (other than the requirement that the Core Impact Bond

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Fund have no more than 25% of its total assets invested in the TEFRA Bond Subsidiary, consistent with the asset diversification test applicable to regulated investment companies), the portfolio investments of the Subsidiaries are subject to the investment strategies and limitations of the Funds in the same manner as are investments directly held by the Funds. The Funds will comply with the applicable provisions of the 1940 Act, including, without limitation, those provisions relating to investment policies and capital structure, on an aggregate basis with the Subsidiaries.

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Mutual Funds	Supplement

SUPPLEMENT NO. 1
dated September 3, 2024 to the Statement of Additional Information (“SAI”) dated August 1, 2024 and March 1, 2024

The following hereby replaces in its entirety the fourth paragraph in the “Investment objectives, policies, restrictions and risks” section on page 4 of the SAI:

The Core Impact Bond Fund may pursue its investment objective by investing in either of its wholly owned subsidiaries, Nuveen Core Impact Bond Fund Offshore Limited (the “Core Impact Bond Fund Regulation S Subsidiary”) or Nuveen Core Impact Bond Fund Taxable Offshore Limited (the “Core Impact Bond Fund TEFRA Bond Subsidiary” and together with the Core Impact Bond Fund Regulation S Subsidiary, the “Core Impact Bond Fund Subsidiaries”), which are Cayman Islands exempted companies. The Green Bond Fund may pursue its investment objective by investing in its wholly owned subsidiary, Nuveen Green Bond Fund Offshore Limited (the “Green Bond Fund Regulation S Subsidiary”), which is a Cayman Islands exempted company. The International Bond Fund may pursue its investment objective by investing in either of its wholly owned subsidiaries, Nuveen International Bond Fund Offshore Limited (the “International Bond Fund Regulation S Subsidiary” and together with the Core Impact Bond Fund Regulation S Subsidiary and the Green Bond Fund Regulation S Subsidiary, the “Regulation S Subsidiaries”) or the Nuveen International Bond Fund Taxable Offshore Limited (the “International Bond Fund TEFRA Bond Subsidiary” and together with the Core Impact Bond Fund TEFRA Bond Subsidiary, the “TEFRA Bond Subsidiaries”) (the International Bond Fund Regulation S Subsidiary, the International Bond Fund TEFRA Bond Subsidiary, the Core Impact Bond Fund Subsidiaries and the Green Bond Fund Regulation S Subsidiary, together the “Subsidiaries”), which are Cayman Islands exempted companies. The Funds invest in the Regulation S Subsidiaries to obtain exposure to certain Regulation S securities not eligible for investment directly by the Funds until the expiration of the applicable Regulation S security restricted period. The Core Impact Bond Fund and International Bond Fund invest in the TEFRA Bond Subsidiaries to obtain exposure to certain bonds or fixed-income securities that are sold subject to selling restrictions generally designed to restrict the purchase of such bonds to non-U.S. persons (as defined for applicable U.S. federal income tax purposes) (“TEFRA Bonds”). As each TEFRA Bond Subsidiary will elect to be a corporation from a U.S. federal income tax perspective, the TEFRA Bond Subsidiaries will generally be viewed as a non-U.S. person for such purposes. The Subsidiaries are advised by Teachers Advisors, LLC (“Advisors”), have the same investment objective as the applicable Fund, and are subject to the same investment policies and restrictions that apply to the management of the applicable Fund (except that the Regulation S Subsidiaries may invest without limitation in Regulation S securities and the TEFRA Bond Subsidiaries may invest without limitation in TEFRA Bonds). The Funds and the Subsidiaries will test for compliance with investment restrictions on a consolidated basis. By investing in the Subsidiaries, the Funds are indirectly exposed to the risks associated with the Subsidiaries’ investments. The investments held by each Subsidiary are generally similar to those held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the applicable Fund. See the Funds’ Prospectuses and the section titled “Investment in Wholly Owned Subsidiaries” below for a more detailed discussion of the Subsidiaries.

The following hereby replaces in their entirety the sub-sections entitled “Regulation S Securities Risk,” “Investment in Wholly Owned Subsidiaries” and “Risks of Investments in the International Bond Fund’s TEFRA Bond Subsidiary” of the “Investment objectives, policies, restrictions and risks—Other policies” sub-section on page 44 of the SAI:

Regulation S Securities Risk. As described more fully in their Prospectuses, the Core Impact Bond Fund, Green Bond Fund and International Bond Fund may seek exposure to Regulation S securities through their investment in the

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Regulation S Subsidiaries. Regulation S securities may be less liquid than publicly traded securities as a result of legal or contractual restrictions on resale. If a Regulation S security is determined to be illiquid, the investment will be included with a Fund’s 15% of net assets limitation on investment in illiquid investments. Regulation S securities may be resold in privately negotiated transactions but the price realized in such resales could be less than the amount originally paid. Further, because Regulation S securities are not publicly traded, they may not be subject to the same disclosure and other investor protection requirements that would be applicable to publicly traded securities. As a result, Regulation S securities may involve a high degree of business and financial risk and may result in losses.

Investment in Wholly Owned Subsidiaries. The Subsidiaries are Cayman Islands exempted companies that are wholly owned and controlled by the Core Impact Bond Fund, Green Bond Fund and International Bond Fund and each is overseen by its own board of directors. Each of the Core Impact Bond Fund, Green Bond Fund and International Bond Fund is the sole shareholders of its Subsidiary or Subsidiaries and it is not currently expected that shares of the Subsidiaries will be sold or offered to other investors. It is expected that the Regulation S Subsidiaries will invest primarily in Regulation S securities and that the TEFRA Bond Subsidiaries will invest primarily in TEFRA Bonds. As a result, the Funds, through their investment in the Subsidiaries, are indirectly exposed to the risks associated with Regulation S securities and, with respect to the Core Impact Bond Fund and International Bond Fund, TEFRA Bonds. There can be no assurance that the investment objective of the Funds or the Subsidiaries will be achieved.

The Subsidiaries are not registered under the 1940 Act and, therefore, are not subject to the investor protection provisions of the 1940 Act (unless otherwise noted in a Fund’s Prospectuses or this SAI). As an investor in the Subsidiaries, the Funds do not have all of the protections offered to investors by the 1940 Act. However, each Subsidiary is wholly owned and controlled by the applicable Fund and managed by Advisors. Therefore, the Funds’ ownership and control of the Subsidiaries make it unlikely that the Subsidiaries would take actions contrary to the interests of the Funds’ or their shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Funds to invest in the Subsidiaries as described in the Funds’ Prospectuses and in this SAI and could adversely affect the Funds. For example, the Cayman Islands currently does not impose certain taxes on exempted companies like the Subsidiaries, including income and capital gains tax, among others. If Cayman Islands laws were changed to require such entities to pay Cayman Islands taxes, the investment returns of the Funds would likely decrease.

Risks of Investments in the Core Impact Bond Fund’s and International Bond Fund’s TEFRA Bond Subsidiaries. The Core Impact Bond Fund and International Bond Fund may also seek exposure to TEFRA Bonds through investment of up to 25% of their total assets in the TEFRA Bond Subsidiaries. Under applicable U.S. Treasury regulations, a Fund’s income inclusion with respect to a subsidiary will generally be treated as qualifying income under Subchapter M of the Code if either (A) there is a distribution out of the earnings and profits of the subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies. The tax treatment of the Funds’ investments in the TEFRA Bond Subsidiaries could affect whether income derived from such investments is qualifying income, or otherwise affect the character, timing and/or amount of the Funds’ taxable income or any gains and distributions made by the Funds.

The following hereby replaces in its entirety the tenth paragraph in the “Investment advisory and other services—Investment advisory services” sub-section beginning on page 93 of the SAI:

As described in the Core Impact Bond Fund’s, Green Bond Fund’s and International Bond Fund’s Prospectuses, Advisors serves as the Subsidiaries’ investment adviser. Pursuant to its investment management agreements with the Subsidiaries, Advisors does not receive compensation from the Subsidiaries for the portfolio management, portfolio accounting, custodial, compliance, administrative and related services it provides to the Subsidiaries. The direct expenses of the Subsidiaries, if any, which may include portfolio accounting, custodial,

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compliance, administrative and related services, are borne directly by the Funds with respect to the Regulation S Subsidiaries and indirectly by the Core Impact Bond Fund and International Bond Fund with respect to the TEFRA Bond Subsidiaries, subject to the Funds’ expense reimbursement arrangements. The investment management agreements between Advisors and the Subsidiaries may be terminated at any time without penalty upon 60 days’ written notice by action of the Subsidiaries’ directors or by Advisors, and will terminate automatically in the event of an “assignment” (as defined in the Advisers Act) thereof. The investment management agreements with the Subsidiaries provides for their automatic termination upon the termination of the applicable Fund’s Investment Management Agreement.

The following hereby replaces in its entirety the sub-section entitled “Tax status—TEFRA Bond Subsidiary” on page 129 of the SAI:

TEFRA Bond Subsidiaries

The Core Impact Bond Fund and International Bond Fund may each seek exposure to TEFRA Bonds through investment of up to 25% of its total assets in the TEFRA Bond Subsidiaries. Under applicable U.S. Treasury regulations, a Fund’s income inclusion with respect to a subsidiary will generally be treated as qualifying income under Subchapter M of the Code if either (A) there is a distribution out of the earnings and profits of the subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies. The tax treatment of the Funds’ investments in the TEFRA Bond Subsidiaries could affect whether income derived from such investments is qualifying income, or otherwise affect the character, timing and/or amount of the Funds’ taxable income or any gains and distributions made by the Funds.

A foreign corporation, such as the TEFRA Bond Subsidiaries, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. It is expected that the TEFRA Bond Subsidiaries will conduct their activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Code under which the TEFRA Bond Subsidiaries may engage in trading in stocks or securities or certain commodities without being deemed to be engaged in a U.S. trade or business. However, if certain of a TEFRA Bond Subsidiary’s activities were determined not to be of the type described in the safe harbor, then the activities of the TEFRA Bond Subsidiary may constitute a U.S. trade or business, or be taxed as such. In general, a foreign corporation, such as the TEFRA Bond Subsidiaries, that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), if applicable, generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax. It is not expected that the TEFRA Bond Subsidiaries will derive income subject to such withholding tax.

The TEFRA Bond Subsidiaries will each be treated as a controlled foreign corporation and the Core Impact Bond Fund and International Bund Fund will each be treated as a “U.S. shareholder” of such subsidiary. As a result, the Funds will be required to include in gross income for U.S. federal income tax purposes all of the Subpart F income of the TEFRA Bond Subsidiaries, whether or not such income is distributed by the TEFRA Bond Subsidiaries. A Fund’s recognition of such “Subpart F income” will increase the Fund’s tax basis in the applicable TEFRA Bond Subsidiary. Distributions by the TEFRA Bond Subsidiaries to the Funds will be tax-free, to the extent of their previously undistributed “Subpart F income,” and will correspondingly reduce the Funds’ tax basis in the subsidiaries. “Subpart F income” is generally treated as ordinary income, regardless of the character of the TEFRA Bond Subsidiaries’ underlying income. If a net loss is realized by the TEFRA Bond Subsidiaries, such loss is not generally available to offset the income earned by the Funds, and such loss cannot be carried forward to offset taxable income of the Funds or the TEFRA Bond Subsidiaries in future periods.

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